Commitments and Contingencies (Details) - CleanTech Acquisition Corp [Member] - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 28, 2021	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Aggregate purchase price	$ 22,500,000
Gross proceeds of the initial public offering percentage		3.50%	3.50%
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Stock issued	2,250,000	2,250,000	2,250,000
Underwriting discount per unit		$ 0.2	$ 0.2
Aggregate amount		$ 3,450,000	$ 3,450,000